SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - Entity [Domain] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Operating revenues	$ 883,052	$ 985,038	$ 952,087	$ 893,430	$ 889,152	$ 864,536	$ 840,197	$ 838,309	$ 844,572	$ 1,939,637	$ 1,782,582	$ 3,719,707	$ 3,387,614	$ 3,151,802
Operating income	227,172	263,502	271,912	255,342	264,031	243,234	239,960	232,920	240,547	558,991	519,373	1,054,787	956,661	909,599
Income from continuing operations	149,536	168,705	192,290	174,589	173,182	159,797	250,978	151,067	159,611	352,593	347,771	708,766	721,453	573,609
Net income	$ 149,537	$ 168,688	$ 192,279	$ 174,570	$ 173,182	$ 159,797	$ 266,159	$ 151,080	$ 159,603	$ 352,579	$ 347,752	$ 708,719	$ 736,639	$ 581,045
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.38	$ 1.55	$ 1.77	$ 1.61	$ 1.61	$ 1.49	$ 2.35	$ 1.41	$ 1.50	$ 3.25	$ 3.22	$ 6.54	$ 6.75	$ 5.35
Net income (in dollars per share)	1.38	1.55	1.77	1.61	1.61	1.49	2.49	1.41	1.50	3.25	3.22	6.54	6.89	5.42
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	1.37	1.53	1.75	1.59	1.59	1.47	2.32	1.39	1.48	3.23	3.17	6.46	6.65	5.27
Net income (in dollars per share)	$ 1.37	$ 1.53	$ 1.75	$ 1.59	$ 1.59	$ 1.47	$ 2.46	$ 1.39	$ 1.48	$ 3.23	$ 3.17	$ 6.46	$ 6.79	$ 5.34
Gain from the sale of assets, net		$ 5,000	$ 1,400	$ 2,700	$ 3,700	$ 2,800	$ 2,600	$ 3,400	$ 3,400
Gain from the sale of assets, per diluted share (in dollars per share)		$ 0.05	$ 0.01	$ 0.02	$ 0.03	$ 0.03	$ 0.02	$ 0.03	$ 0.03
Gain on sale of investment securities, net of tax			$ 14,900	$ 12,900			$ 92,400		$ 5,500
Gain from the sale of investment securities, per diluted share (in dollars per share)			$ 0.13	$ 0.12			$ 0.86		$ 0.05